Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	July 31, 2022

Industry	Issue	Shares	Value
COMMON STOCKS (89.1%)
AUTOMOBILES & COMPONENTS (1.1%)
Ford Motor Co.	15,700	$230,633

BANKS (3.2%)
Citizens Financial Group, Inc.	6,600	250,602
Regions Financial Corporation	20,990	444,568
695,170

CAPITAL GOODS (9.1%)
Carlisle Companies Incorporated	1,320	390,852
Cummins, Inc.	1,040	230,162
Otis Worldwide Corp.	2,170	169,629
Parker-Hannifin Corporation	990	286,199
Sensata Technologies Holding PLC ^	2,770	123,182
The Middleby Corporation *	1,300	188,097
Trane Technologies PLC ^	1,900	279,281
W.W. Grainger, Inc.	520	282,636
1,950,038

COMMERCIAL & PROFESSIONAL SERVICES (3.2%)
Republic Services, Inc.	2,290	317,531
TransUnion	2,290	181,437
Verisk Analytics, Inc.	1,050	199,763
698,731

CONSUMER DURABLES & APPAREL (2.4%)
Brunswick Corporation	2,985	239,158
Lennar Corporation - Class A	3,150	267,750
506,908

CONSUMER SERVICES (4.2%)
Darden Restaurants, Inc.	1,300	161,837
Marriott International Inc. - Class A	1,990	316,052
Service Corporation International	3,440	256,142
Vail Resorts, Inc.	740	175,476
909,507

DIVERSIFIED FINANCIALS (4.1%)
Ameriprise Financial, Inc.	1,380	372,490
S&P Global, Inc.	703	264,982
State Street Corp.	3,430	243,667
881,139

ENERGY (4.5%)
Diamondback Energy, Inc.	2,760	353,335
Marathon Petroleum Corp.	2,670	244,732
Pioneer Natural Resources Co.	1,570	372,012
970,079

FOOD, BEVERAGE & TOBACCO (2.0%)
The Hershey Company	1,900	433,124

HEALTH CARE EQUIPMENT & SERVICES (8.4%)
AmerisourceBergen Corp.	1,460	213,058
Boston Scientific Corporation *	5,180	212,639
Centene Corporation *	2,179	202,581
Laboratory Corporation of America Holdings	1,205	315,939
Molina Healthcare, Inc. *	740	242,513
STERIS PLC ^	835	188,418
Teleflex, Inc.	390	93,779
The Cooper Companies, Inc.	440	143,880
Zimmer Biomet Holdings, Inc.	1,810	199,806
1,812,613

HOUSEHOLD & PERSONAL PRODUCTS (1.8%)
Church & Dwight Co., Inc.	4,290	377,391

INSURANCE (5.2%)
Arch Capital Group Ltd. *^	6,870	305,028
Assurant, Inc.	1,810	318,162
Everest Re Group Ltd. ^	1,040	271,804
The Hartford Financial Services Group, Inc.	3,540	228,224
1,123,218

MATERIALS (6.6%)
Ball Corporation	2,940	215,855
Corteva, Inc.	5,430	312,496
Martin Marietta Materials, Inc.	830	292,226
PPG Industries, Inc.	1,710	221,086
Steel Dynamics, Inc.	4,810	374,603
1,416,266

MEDIA & ENTERTAINMENT (1.3%)
Match Group, Inc. *	1,810	132,691
Twitter, Inc. *	3,410	141,890
274,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.4%)
Agilent Technologies, Inc.	2,970	398,277
Charles River Laboratories International, Inc. *	1,355	339,482
737,759

RETAILING (3.2%)
AutoZone, Inc. *	254	542,897
Ross Stores, Inc.	1,720	139,767
682,664

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
KLA Corporation	1,210	464,084
Lam Research Corporation	540	270,275
734,359

SOFTWARE & SERVICES (9.7%)
Akamai Technologies, Inc. *	2,330	224,193
ANSYS, Inc. *	950	265,040
Cadence Design Systems, Inc. *	2,285	425,193
Fortinet, Inc. *	6,250	372,812
Global Payments, Inc.	2,005	245,252
Synopsys, Inc. *	1,520	558,600
2,091,090

TECHNOLOGY HARDWARE & EQUIPMENT (4.8%)
Arista Networks Inc. *	3,120	363,885
Keysight Technologies, Inc. *	2,740	445,524
Motorola Solutions, Inc.	940	224,275
1,033,684

TRANSPORTATION (1.8%)
GXO Logistics, Inc. *	2,210	106,080
Old Dominion Freight Line, Inc.	915	277,712
383,792

UTILITIES (5.7%)
Alliant Energy Corporation	3,770	229,706
Ameren Corporation	3,220	299,846
CMS Energy Corporation	3,330	228,871
DTE Energy Company	1,750	228,025
Xcel Energy, Inc.	3,420	250,276
1,236,724

Total Common Stocks	(Cost $11,673,728)	19,179,470

REAL ESTATE INVESTMENT TRUSTS (REITs) (8.4%)
REAL ESTATE (8.4%)
AvalonBay Communities, Inc.	1,105	236,404
Boston Properties, Inc.	1,585	144,489
Digital Realty Trust, Inc.	1,330	176,158
Duke Realty Corp.	7,950	497,352
EastGroup Properties, Inc.	1,225	208,911
Extra Space Storage, Inc.	1,400	265,328
SBA Communications Corp.	825	277,027
1,805,669

Total Real Estate Investment Trusts (REITs)	(Cost $1,576,102)	1,805,669

Total Investments	97.5%	(Cost $13,249,830)	$20,985,139
Other Assets, Less Liabilities	2.5%	528,056
Total Net Assets:	100.0%	$21,513,195

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
*	Non-Income Producing Securities
^	Foreign Issued Securities

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification
Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of July 31, 2022, in valuing the Fund's assets:

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2022, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$230,633	$–	$–	$230,633
Banks	695,170	–	–	695,170
Capital Goods	1,950,038	–	–	1,950,038
Commercial & Professional Services	698,731	–	–	698,731
Consumer Durables & Apparel	506,908	–	–	506,908
Consumer Services	909,507	–	–	909,507
Diversified Financials	881,139	–	–	881,139
Energy	970,079	–	–	970,079
Food, Beverage & Tobacco	433,124	–	–	433,124
Health Care Equipment & Services	1,812,613	–	–	1,812,613
Household & Personal Products	377,391	–	–	377,391
Insurance	1,123,218	–	–	1,123,218
Materials	1,416,266	–	–	1,416,266
Media & Entertainment	274,581	–	–	274,581
Pharmaceuticals, Biotechnology & Life Sciences	737,759	–	–	737,759
Retailing	682,664	–	–	682,664
Semiconductors & Semiconductor Equipment	734,359	–	–	734,359
Software & Services	2,091,090	–	–	2,091,090
Technology Hardware & Equipment	1,033,684	–	–	1,033,684
Transportation	383,792	–	–	383,792
Utilities	1,236,724	–	–	1,236,724
Total Common Stocks	$19,179,470	$–	$–	$19,179,470

REITs
Real Estate	$1,805,669	$–	$–	$1,805,669
Total REITs	$1,805,669	$–	$–	$1,805,669

Total Investments	$20,985,139	$–	$–	$20,985,139

There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Industry Allocation and Market Capitalization as of July 31, 2022 (Unaudited)

Industry Allocation	% of TNA	Portfolio Market Cap Mix	% of TNA
Automobiles & Components	1.1%	Large Cap (over $46.4 billion)	18.3%
Banks	3.2%	Mid Cap ($3.6 - $46.4 billion)	79.2%
Capital Goods	9.1%	Cash & Other	2.5%
Commercial & Professional Services	3.2%
Consumer Durables & Apparel	2.4%	Total	100.0%
Consumer Services	4.2%
Diversified Financials	4.1%
Energy	4.5%
Food, Beverage & Tobacco	2.0%
Health Care Equipment & Services	8.4%
Household & Personal Products	1.8%
Insurance	5.2%
Materials	6.6%
Media & Entertainment	1.3%
Pharmaceuticals, Biotechnology & Life Sciences	3.4%
REITs	8.4%
Retailing	3.2%
Semiconductors & Semiconductor Equipment	3.4%
Software & Services	9.7%
Technology Hardware & Equipment	4.8%
Transportation	1.8%
Utilities	5.7%
Cash & Other	2.5%

Total	100.0%

TNA - Total Net Assets
Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.